SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details) - Stock options [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Statement [Line Items]
Stock Options Outstanding, Beginning	7,675,000	6,666,000
Granted	2,547,000	2,500,000
Expired		(1,301,000)
Exercised	(2,077,000)
Cancelled / Forfeited		(190,000)
Stock Options Outstanding, Ending	8,145,000	7,675,000
Stock Options Exercisable	5,598,000
Outstanding And Exercisable Weighted Average Exercise Price, Beginning	$ 1.15	$ 1.27
Weighted Average Exercise Price, Granted	2.24	0.78
Weighted Average Exercise Price, Expired		1.04
Weighted Average Exercise Price, Exercised	1.43
Weighted Average Exercise Price, Cancelled / Forfeited		1.26
Outstanding And Exercisable Weighted Average Exercise Price, Ending	1.42	$ 1.15
Weighted Average Exercise Price, Stock Options Exercisable	$ 1.05